Accrued Expenses and Other Current Liabilities (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Accrued Expenses and Other Current Liabilities
Accrued compensation	¥ 4,846	¥ 2,737
Accrued offering costs		4,400
Accrued audit fees	44,392	50,188
Accrued professional fees	35,519	19,273
Withholding taxes payable	4,455	2,435
Accrued purchases of property and equipment	639	14,087
Other accrued expenses and current liabilities	10,534	7,915
Total	¥ 100,385	¥ 101,035